Balances and Transactions with Related Parties and Affiliated Companies - Summary of Benefits and Aggregate Compensation Paid to Executive Officers and Senior Management of the Company, Recognized as an Expense During the Reporting Period (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Current compensation and employee benefits	$ 1,091	$ 1,071	$ 737
Termination benefits	539	18	0
Shared based payments	$ 319	$ 326	$ 276